UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Amendment No. 1 to

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF1934

Date of Report (Date of Filing): February 23, 2015

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period _________ to _________

☒ Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ended December 31, 2014.

Commission File Number of securitizer: 025-00927

Central Index Key Number of securitizer: 0001546027

WCRT Seller LLC
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

EXPLANATORY NOTE

This amended Form ABS-15G is being filed by WCRT Seller LLC to correct the signatory of the Form ABS-15G filed by WCRT Seller LLC on February 20, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WCRT Seller LLC (Securitizer)

Date	February 23, 2015

/s/ Masako Irie	(Signature)
Masako Irie, President